GOODWILL (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)		Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Changes in the carrying amount of goodwill
Balance as of January 1	$ 88,991	¥ 617,863	[1]	¥ 266,113
Goodwill acquired in business combinations (note 3)	39,967	277,492		348,910
Impairment of Goodwill		0		23,746		¥ 0
Foreign exchange effect	6,995	48,567		26,586
Balance as of December 31	$ 135,953	¥ 943,922		¥ 617,863	[1]	¥ 266,113

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)